CONVERTIBLE BOND	12 Months Ended
Mar. 31, 2022
Convertible Bond
CONVERTIBLE BOND

29 CONVERTIBLE BOND

In May 2020, Diginex HK issued a 24-month convertible bond with a 10% annual coupon rate which had a provision for mandatory conversion into Diginex HK shares two business days prior to the completion of the Transaction. The convertible bond raised $25,000,000 which consisted of $24,415,000 in cash and $585,000 of non-cash transfers from the salary deferral scheme and shareholder loan of $485,000 and $100,000 respectively. Expenses related to the raise of the convertible bond amounted to $652,202 of which $509,741 was settled by the issuance of 6,319 Diginex HK shares (note 21(h)).

Finance costs of $509,230 were accrued via the 10% coupon on the convertible bond. On 21 September 2020, the convertible bond of $25,000,000 and finance costs accrued at that point of $436,232 were converted into Diginex HK shares under the mandatory conversion provision. The Transaction was anticipated to close on September 23, 2020 and hence the convertible bond converted on 21 September 2020. However, as the Transaction completed on September 30, 2020 additional interest was accrued, but not converted into Diginex HK shares from 22 to 28 September 2020 amounting to $47,791. Additional finance costs, recorded under the effective interest rate method in accordance with IFRS 9, of $25,207 were capitalized against the expenses related to the raise of capital (note 21(h)).